LITIGATION	6 Months Ended
Jun. 30, 2011
Litigation [Abstract]
LITIGATION

  LITIGATION

There have been no new material legal proceedings and no material developments in specific litigations previously reported in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 2010, except as set forth below:

Insurance Litigation

In Eagan, in June 2011, the Court granted final approval of the settlement between the parties.

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“FMG LLC”). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid.

Insurance Regulatory Matters

AXA Equitable, along with other life insurance industry companies, has been the subject of various examinations regarding its unclaimed property and escheatment procedures. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry unclaimed property and escheatment practices. In July 2011, AXA Equitable, along with all other life insurance companies licensed to do business in New York, received a request for a special report from the New York State Insurance Department principally concerning insurance company practices for locating beneficiaries when no death claim has been filed. AXA Equitable has also been contacted by a third party auditor on behalf of a number of U.S. state jurisdictions for compliance with unclaimed property laws of those jurisdictions. AXA Equitable is cooperating with these examinations.

In addition to the matters described above and in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 2010, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

AllianceBernstein Litigation

In connection with its market timing matters, the derivative claim, which was brought by AllianceBernstein Holding unitholders against the officers and directors of AllianceBernstein and in which plaintiffs sought an unspecified amount of damages, has been resolved pursuant to a stipulation of settlement with plaintiffs and the recovery of insurance proceeds totaling $23 million from relevant carriers. The stipulation of settlement has been submitted to the court for final approval and, if approved by the court, will result in the settlement proceeds, after payment of plaintiffs' legal fees, being disbursed to AllianceBernstein.

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Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and those described in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 2010, and believes that the ultimate resolution of the litigation described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above or in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 2010 will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.